UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

300 Harding Blvd., Suite 215

Roseville, CA 95678

(Address of principal executive offices) (Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: 916-757-6862

Date of fiscal year end: June 30

Date of reporting period: July 1, 2021 - June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

AmericaFirst Quantitative Funds

Company Name	Ticker Symbol	Date of Vote
Q2 2022

WW Grainger Inc	PFE	4/1/2022
Amerprise	AMP	4/1/2022
Mettler-Toledo International Inc.	MTD	4/1/2022
Dominoz Pizza Inc	DPZ	4/1/2022
NRG Energy Inc	NRG	4/1/2022
Regency Centers	REG	4/1/2022
Bristol Myers Squibb Co.	bmy	4/5/2022
Assurant, Inc.	AIZ	4/5/2022
CH Robinson	CHRW	4/5/2022
B of A	BAC	4/5/2022
Huntington Bancshares	HBAN	4/5/2022
Public Service Enterprise Group	PEG	4/5/2022
The AES Corp	AESC	4/5/2022
CITI	C	4/5/2022
American Electric Power Co	AEP	4/5/2022
Dow INC	DOW	4/5/2022
IBM	IBM	4/5/2022
US Bancorp	USB.BA	4/5/2022
Citizens Financial Group	CFG	4/5/2022
T Rowe Price Group Inc	TROW	4/5/2022
Lockhead Martin Corp	LMT	4/5/2022
Edison International	EIX	4/5/2022
Abbvie Inc	ABBV	4/5/2022
Pfizer Inc	PFE	4/5/2022
Regional Financial Corp	RF	4/5/2022
Black Hills Corp	BKH	4/5/2022
Prudential Financial	PRU	4/6/2022
WEC Energy Corp	WEC	4/6/2022
Keycorp	KEY	4/6/2022
AT/T INC	T	4/6/2022
Gilead Sciences Inc	GILD	4/6/2022
DTE Energy Co	DTE	4/6/2022
Tractor Supply Co	TSCO	4/6/2022
Allete, Inc	ALE	4/6/2022
Pultegroup Inc	PHM	4/6/2022
Halozyme Therapeutics	HOLO	4/6/2022
Unitil Corp	UTL	4/6/2022
Verizon	V	4/13/2022
Avista Group	AVA	4/13/2022
Eastman Chemical Co	EMN	4/13/2022
Phillips 66	PSX	4/13/2022
Comerica Inc	CMA	4/13/2022
First Energy Corp	FE	4/13/2022
Charles River Lab	CRL	4/13/2022
Sempra	SRE	4/13/2022
Labcorp	LH?	4/13/2022
Coherus Biosciences Inc	CHRS	4/13/2022
Kraft Heinz Co	KHC	4/13/2022
Nucor Corp	NUE	4/13/2022
Cross Country Healthcare	CCRN	4/13/2022
Universal Health Services	UHS	4/13/2022
O'Reilly Auto	ORLY	4/13/2022
PPL	PPL	4/13/2022
AIG	AIG	4/13/2022
NVR, INC	NVR	4/13/2022
Bath/Body Works	BBWI	4/13/2022
CF Industries Holdings Inc	CF	4/13/2022
PNM Resources Inc	PNM	4/13/2022
Conoco Phillips	COP	4/13/2022
Home Depot Inc	HD	4/13/2022
Amcen	?	4/13/2022
LKQ Corp	LKQ	4/14/2022
Lamar Advertising Co	LAMR	4/18/2022
Innoviva Inc	INVA	4/18/2022
Altria Group Inc	MO	4/20/2022
Iron Mountain Inc	IRM	4/20/2022
Intel	INTC	4/20/2022
Sempra	SRE	4/20/2022
Simon	SPG	4/20/2022
Amgen	AMGN	4/20/2022
Masco Corp	MAS	4/20/2022
Principal Financial Group	PFG	4/20/2022
ConEdison Inc.	ED	4/20/2022
Bristol Myers Squibb Co.	BMY	4/20/2022
ConEdison Inc.	ED	4/22/2022
Advance Auto Parts	AAP	4/22/2022
Advance Auto Parts	AAP	4/23/2022
PPL	PPL	4/22/2022
Verisign	VRSN	4/22/2022
Sealed Air	SEE	4/22/2022
YUM Brands, Inc	YUM	4/22/2022
Molson Coors	TAP	4/25/2022
Collegium Pharmaceutical Inc.	COLL	4/27/2022
Pioneer Natural Resources Co	PXD	4/27/2022
The Interpublic Group of Companies, Inc	IPG	4/27/2022
Lyondellbasell Industries N.V.	LYB	4/27/2022
Northrop Grumman Corp	NOC	4/27/2022
Molson Coors Beverage Co	TAP	4/27/2022
Meta	FB	4/27/2022
Cerner Corp	CERN	4/27/2022
Cerner Corp	CERN	4/27/2022
Discover Financial Services	DFS	4/27/2022
MERCK	MRK	4/28/2022
West Pharmaceutical Services Inc	WST	4/29/2022
Marathon Oil Corp	MRO	4/29/2022
Lowes Companies Inc	LOW	4/29/2022
Quidel Corp	QDEL	4/29/2022
Morgan Stanley	MS	4/29/2022
Gartner Inc	IT	5/5/2022
Quest Diagostics Inc	DGX	5/5/2022
Devon Energy Corp	DVN	5/5/2022
Extra Space Storage	EXR	5/5/2022
Life Storage Inc	LSI	5/5/2022

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AmericaFirst Quantitative Funds

By /s/Rick Gonsalves

* Rick Gonsalves

Chief Executive Officer

Date: September 1, 2022

*Print the name and title of each signing officer under his or her signature.